Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity California Municipal Trust
Entity Central Index Key	0000718891
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity California Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity® California Municipal Income Fund
Trading Symbol	FCTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Income Fund	$ 21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 1,841,456,286
Holdings Count | shares	729
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 48.1 Transportation 18.4 Education 9.5 Health Care 8.2 Electric Utilities 5.4 Others(Individually Less Than 5%) 12.1 101.7 AAA 1.1 AA 62.0 A 29.1 BBB 6.5 Not Rated 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.1 AA - 62.0 A - 29.1 BBB - 6.5 Not Rated - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class Z
Trading Symbol	FIJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 1,841,456,286
Holdings Count | shares	729
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 48.1 Transportation 18.4 Education 9.5 Health Care 8.2 Electric Utilities 5.4 Others(Individually Less Than 5%) 12.1 101.7 AAA 1.1 AA 62.0 A 29.1 BBB 6.5 Not Rated 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.1 AA - 62.0 A - 29.1 BBB - 6.5 Not Rated - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class M
Trading Symbol	FCMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 1,841,456,286
Holdings Count | shares	729
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 48.1 Transportation 18.4 Education 9.5 Health Care 8.2 Electric Utilities 5.4 Others(Individually Less Than 5%) 12.1 101.7 AAA 1.1 AA 62.0 A 29.1 BBB 6.5 Not Rated 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.1 AA - 62.0 A - 29.1 BBB - 6.5 Not Rated - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class I
Trading Symbol	FCMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 1,841,456,286
Holdings Count | shares	729
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 48.1 Transportation 18.4 Education 9.5 Health Care 8.2 Electric Utilities 5.4 Others(Individually Less Than 5%) 12.1 101.7 AAA 1.1 AA 62.0 A 29.1 BBB 6.5 Not Rated 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.1 AA - 62.0 A - 29.1 BBB - 6.5 Not Rated - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class C
Trading Symbol	FCMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.48%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
Net Assets	$ 1,841,456,286
Holdings Count | shares	729
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 48.1 Transportation 18.4 Education 9.5 Health Care 8.2 Electric Utilities 5.4 Others(Individually Less Than 5%) 12.1 101.7 AAA 1.1 AA 62.0 A 29.1 BBB 6.5 Not Rated 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.1 AA - 62.0 A - 29.1 BBB - 6.5 Not Rated - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class A
Trading Symbol	FCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 1,841,456,286
Holdings Count | shares	729
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,841,456,286
Number of Holdings	729
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 48.1 Transportation 18.4 Education 9.5 Health Care 8.2 Electric Utilities 5.4 Others(Individually Less Than 5%) 12.1 101.7 AAA 1.1 AA 62.0 A 29.1 BBB 6.5 Not Rated 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.1 AA - 62.0 A - 29.1 BBB - 6.5 Not Rated - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity California Limited Term Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Limited Term Tax-Free Bond Fund
Class Name	Fidelity® California Limited Term Tax-Free Bond Fund
Trading Symbol	FCSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® California Limited Term Tax-Free Bond Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Limited Term Tax-Free Bond Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 661,824,761
Holdings Count | shares	314
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$661,824,761
Number of Holdings	314
Portfolio Turnover	23%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 56.7 Health Care 7.9 Education 6.8 Electric Utilities 6.3 Water & Sewer 5.9 Housing 5.4 Others(Individually Less Than 5%) 9.0 98.0 AAA 4.6 AA 60.2 A 25.9 BBB 5.2 Not Rated 2.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.6 AA - 60.2 A - 25.9 BBB - 5.2 Not Rated - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.